INTANGIBLE ASSETS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Patents		$ 42,768,000
Other costs		193,382
Transaction and other costs, net		$ 42,961,382
Fair value of cost of disposal, percentage	200.00%